Derivative Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Summary of derivative financial liabilities

	United States Dollar
Figures in millions unless otherwise stated	2022	2021

Salares Norte foreign currency derivative contracts	—	6.8
Derivative financial liabilities	—	6.8